Stockholders' Equity - Schedule of Options Outstanding by Exercise Price Range (Details) (10K) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Number of Options Outstanding	1,755,000	2,540,000
Number of Options Exercisable	899,250	1,162,875
Exercise Price Range One [Member]
Number of Options Outstanding	20,000	2,505,000
Exercise Price Outstanding	$ 0.210	$ 0.215
Number of Options Exercisable	20,000	1,147,875
Exercise Price Exercisable	$ 0.210	$ 0.215
Exercise Price Range Two [Member]
Number of Options Outstanding	1,505,000	35,000
Exercise Price Outstanding	$ 0.215	$ 0.220
Number of Options Exercisable	716,750	15,000
Exercise Price Exercisable	$ 0.215	$ 0.220